Long –term debt and other financial liabilities	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long –term debt and other financial liabilities

6. Long –term debt and other financial liabilities

Long-term debt

Facility	2022	2021
Loans	1,417,341	1,380,648
Less: Deferred finance costs, net	(7,354)	(7,461)
Total long-term debt	1,409,987	1,373,187
Less: Current portion of debt	(194,353)	(175,062)
Add: Deferred finance costs, current portion	2,272	2,126
Long-term debt, net of current portion and deferred finance costs	1,217,906	1,200,251

Loan balances outstanding at December 31, 2022, amounted to $1,417,341. These bank loans are payable in U.S. Dollars in semi-annual installments with balloon payments mainly due at maturity between February 2023 and November 2030. Interest rates on the outstanding loans as at December 31, 2022, are based on London interbank offered rate (“LIBOR”) plus a spread, except of seven loan agreements based on SOFR.

On March 2, 2022, and July 1, 2022, the Company drew down the remaining total amount of $55,568 related to the seven-year loan agreement of $74,500, signed on May 31, 2021, for the pre- and post-delivery financing of the DP2 shuttle tanker, Porto. The loan is repayable in fourteen semi-annual installments of $2,087 commencing six months after the delivery of the vessel, plus a balloon of $45,282 payable together with the last installment.

On March 16, 2022, the Company signed a new five-year loan agreement amounting to $62,000 to refinance the existing loan for the suezmax tankers, Dimitris P and Spyros K and the aframax tanker, Uraga Princess. On March 17, 2022, the Company drew down the amount of $62,000 and prepaid the amount of $47,730. The new loan is repayable in ten semi-annual installments of $2,750, commencing six months after the drawdown date, plus a balloon of $34,500 payable together with the last installment.

On March 31, 2022, the Company signed a new six-year loan agreement amounting to $67,500 to refinance the existing loan for the DP2 shuttle tanker, Brasil 2014. On April 4, 2022, the Company drew down the amount of $67,500 and prepaid the amount of $54,117. The new loan is repayable in twelve semi-annual installments of $4,500, commencing six months after the drawdown date, plus a balloon of $13,500 payable together with the last installment.

On April 20, 2022, the Company prepaid the amount of $12,695 to the lender due to sale of its aframax tanker, Proteas.

On May 13, 2022, the Company signed a new five-year loan agreement amounting to $25,200 relating to the refinancing of the suezmax tanker, Euro. On May 13, 2022, the Company drew down the amount of $25,200 and prepaid the amount of $21,683 on May 16, 2022. The new loan is repayable in ten semi-annual installments of $1,505, commencing six months after the drawdown date, plus a balloon of $10,150 payable together with the last installment.

On August 17, 2022, the Company prepaid the amount of $3,301 to the lender due to sale of its panamax tanker, Inca.

On September 5, 2022, the Company signed a new six-year loan agreement amounting to $67,500 relating to the refinancing of the DP2 shuttle tanker, Rio 2016. On September 7, 2022, the Company drew down the amount of $67,500 and prepaid the amount of $48,046. The new loan is repayable in twelve semi-annual installments of $4,500, commencing six months after the drawdown date, plus a balloon of $13,500 payable together with the last installment.

On September 15, 2022, the Company signed a new eight-year loan agreement amounting to $118,400 relating to pre- and post- financing of the two aframax tankers under construction Hull 5081 and Hull 5082. On October 27 and on December 14, 2022 the Company drew down the amount of $7,400 and $7,400, respectively. The new loan is repayable in sixteen semi-annual installments of $3,300, commencing six months after the drawdown date, plus a balloon of $65,600 payable together with the last installment.

On September 20, 2022, the Company signed a new eight-year loan agreement amounting to $118,400 relating to pre- and post- financing of the two aframax tankers under construction Hull 5083 and Hull 5084. On January 17 and on February 13, 2023 the Company drew down the amount of $7,400 and $7,400, respectively. The new loan is repayable in sixteen semi-annual installments of $3,289, commencing six months after the drawdown date, plus a balloon of $65,776 payable together with the last installment.

On September 30, 2022, the Company signed a new five-year loan agreement amounting to $42,000 relating to the refinancing of the panamax tanker, Sunrise and the suezmax tanker Pentathlon. On October 6, 2022, the Company drew down the amount of $42,000 and prepaid the amount of $38,315. The new loan is repayable in ten semi-annual installments of $2,721, commencing six months after the drawdown date, plus a balloon of $14,790 payable together with the last installment.

On October 28, 2022, the Company signed a new five-year loan agreement amounting to $189,000 relating to the refinancing of the LNG carrier, Maria Energy and the financing of the VLCC Dias I that was acquired during the fourth quarter of 2022. On November 8 and November 17, 2022, the Company drew down the amount of $89,347 and $99,653, respectively, and prepaid the amount of $87,306. The new loan is repayable in ten semi-annual installments of $5,906, commencing six months after the first drawdown date, plus a balloon of $129,940 payable together with the last installment.

On January 20, 2023, the Company signed a new five-year loan agreement amounting to $85,000 relating to the refinancing of the LNG carrier, Neo Energy, the handysize Andromeda and the suezmax tanker Decathlon. On January 30, 2023, the Company drew down the amount of $72,274 and prepaid the amount of $42,085 and repaid the amount of $24,000 on the same date. The new loan is repayable in ten semi-annual installments of $6,547.2, commencing six months after the first drawdown date, plus a balloon of $6,802 payable together with the last installment.

Upon sale of its six handymax vessels, Afrodite, Ajax, Apollon, Ariadne, Aris and Artemis during the first quarter of 2023, the Company prepaid the amount of $41,750 to the lender.

On February 17, 2023, the Company prepaid the amount of $6,815 to the lender due to sale of its handysize vessels, Arion and Amphitrite.

On March 29, 2023, the Company signed a new five-year loan agreement amounting to $72,150 relating to the refinancing of the aframax tankers, Sola TS and Oslo TS. On March 31, 2023, the Company drew down the amount of $72,150 and on March 31, 2023, and on April 3, 2023 prepaid the amounts of $25,973 and $25,650, respectively. The new loan is repayable in ten semi-annual installments of $3,006, commencing six months after the drawdown date, plus a balloon of $42,090 payable together with the last installment.

On March 31, 2023 the Company signed a new five-year loan agreement amounting to $70,000 relating to the refinancing of the aframax tankers, Marathon TS and Stavanger TS. The new loan is repayable in ten semi-annual installments of $2,850, commencing six months after the drawdown date, plus a balloon of $41,500 payable together with the last installment.

According to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments”, the Company expenses any unamortized deferred financing costs on its prepaid loans (Note 7).

At December 31, 2022, interest rates on the bank loans ranged from 4.53% to 7.55%.

The weighted-average interest rates on all executed loans for the applicable periods were:

Year ended December 31, 2022	3.91%
Year ended December 31, 2021	2.02%
Year ended December 31, 2020	2.88%

Loan movements throughout 2022:

Loan	Origination Date	Original Amount	Balance at January 1, 2022	New Loans	Prepaid	Repaid	Balance at December 31,2022
8-year term loan	2011	73,600	54,453	—	48,046	6,407	—
6-year term loan	2014	193,239	28,447	—	—	2,474	25,973
8-year term loan	2014	39,954	34,911	—	—	2,589	32,322
7-year term loan	2015	35,190	24,193	—	21,993	2,200	—
7-year term loan	2015	39,900	18,136	—	16,322	1,814	—
7-year term loan	2015	44,800	27,200	—	—	3,200	24,000
12-year term loan	2016	309,824	187,929	—	87,306	21,501	79,122
71/2-year term loan	2017	85,000	62,333	—	—	5,667	56,666
6-year term loan	2018	80,000	54,117	—	54,117	—	—
5-year term loan	2018	44,000	21,683	—	21,683	—	—
8-year term loan	2018	82,752	74,707	—	—	4,597	70,110
5-year term loan	2018	62,500	47,500	—	—	6,000	41,500
6-year term loan	2019	88,150	52,088	—	47,730	4,358	—
5-year term loan	2019	38,250	20,013	—	3,301	5,168	11,544
4-year term loan	2019	26,000	15,600	—	—	2,600	13,000
7-year term loan	2019	56,352	53,534	—	—	2,818	50,716
10-year term loan	2019	54,387	51,180	—	—	3,011	48,169
7-year term loan	2019	72,000	62,400	—	—	4,800	57,600
5-year term loan	2019	71,036	59,531	—	—	5,082	54,449
5-year term loan	2019	36,000	31,200	—	—	2,400	28,800
5-year term loan	2019	35,000	28,636	—	—	3,182	25,454
5-year term loan	2020	16,800	12,285	—	—	2,730	9,555
2-year term loan	2020	27,750	27,750	—	27,750	—	—
5-year term loan	2020	70,000	56,088	—	—	11,217	44,871
5-year term loan	2020	40,000	36,069	—	—	2,487	33,582
6-year term loan	2020	37,500	34,473	—	—	2,652	31,821
5-year term loan	2020	47,000	36,400	—	—	9,100	27,300
5-year term loan	2021	44,500	36,409	—	—	8,091	28,318
5-year term loan	2021	26,000	26,000	—	—	2,000	24,000
4-year term loan	2021	38,000	38,000	—	12,695	2,331	22,974
4-year term loan	2021	48,750	48,750	—	—	7,000	41,750
7-year term loan	2021	74,500	18,633	55,867	—	—	74,500
5-year term loan	2022	62,000	—	62,000	—	2,750	59,250
6-year term loan	2022	67,500	—	67,500	—	4,500	63,000
5-year term loan	2022	25,200	—	25,200	—	1,505	23,695
8-year term loan	2022	14,800	—	14,800	—	—	14,800
5-year term loan	2022	42,000	—	42,000	—	—	42,000
6-year term loan	2022	67,500	—	67,500	—	—	67,500
5-year term loan	2022	189,000	—	189,000	—	—	189,000
Total			1,380,648	523,867	340,943	146,231	1,417,341

The above term bank loans are secured by first priority mortgages on all vessels owned by the Company’s subsidiaries, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries and in certain cases of the Holding Company as well.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends provided no event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $156,837 at December 31, 2022 and $105,768 at December 31, 2021, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. One loan agreement requires a monthly pro rata transfer to retention account of any principal due but unpaid. Three loan agreements require the Company to maintain throughout the security period, an aggregate balance in a deposit account of $3,050, not legally restricted

As at December 31, 2022, the Company and its subsidiaries had thirty-two loan agreements, totaling $1,417,341. The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements, as at December 31, 2022.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels under construction and funding expected capital expenditures and working capital.

The annual principal payments, including balloon payments on loan maturity, required to be made after December 31, 2022, are as follows:

Year	Amount
2023	$159,602
2024	248,156
2025	284,931
2026	207,037
2027	337,139
2028 and thereafter	180,476
Total	$1,417,341

Other financial liabilities, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2022	December 31, 2021
Other financial liabilities	$170,241	$—
Less: Deferred finance costs, net	(2,351)	—
Total other financial liabilities, net	167,890	—
Less: Current portion of other financial liabilities	(9,328)	—
Add: Deferred finance costs, current portion	363	—
Other financial liabilities, net of current portion and deferred finance costs	$158,925	$—

On December 21, 2021, the Company entered into a new ten-year sale and leaseback agreement for its under-construction LNG carrier, Tenergy. On January 12, 2022, the Company drew down the amount of $177,238 for the acquisition of the LNG carrier Tenergy (Note 4) and paid the delivery installment costs to the shipbuilding yard and prepaid vessel’s pre-delivery financing of $27,750. The Company chartered back the vessel on a bareboat basis, having a purchase obligation at the end of the ten-year period, and has continuous options to repurchase the vessel at any time following the fifth anniversary of the commencement date. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted the amounts received under the sale and leaseback agreement as other financial liabilities. The new financing arrangement is repayable in forty quarterly installments of $2,332, commencing three months after the drawdown date, plus a purchase obligation of $83,955 payable together with the last installment. The agreement has no covenants.

As of December 31, 2022, the annual principal payments of Other financial liabilities required to be made after December 31, 2022, are as follows:

Year	Amount
2023	$9,328
2024	9,328
2025	9,328
2026	9,328
2027	9,328
2028 and thereafter	123,601
$170,241